Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue	REVENUE

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Revenue from contracts with customers[1]	4,286.7	4,195.2	3,892.1
– Gold[2]	4,085.1	3,962.9	3,748.0
– Copper[3]	201.6	232.3	144.1

[1] The Group generates revenue primarily from the sale of gold bullion and copper concentrate to refineries and banks. All revenue from contracts with customers is recognised at a point in time. The Group also produces silver which is an insignificant by-product. The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 41).
[2]    All regions.
[3]    Only Peru region (Cerro Corona).